Other operating income (Loss) - Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Sales and marketing expense	€ 16,869	€ 13,491	€ 9,422
Other administrative expenses	152,741	142,699	96,023
Selling, general and administrative expense
Expenses
Depreciation and amortization expense	€ 43,522	€ 38,025	€ 24,957